Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2016
Marketable securities and other securities investments

5. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	6,848,348	337,341	4,738	7,180,951
Common stocks	621,750	2,083,164	100	2,704,814
Other	387,085	43,649	12	430,722

Total	7,857,183	2,464,154	4,850	10,316,487

Securities not practicable to determine fair value
Public and corporate bonds	20,404
Common stocks	77,334

Total	97,738

	Yen in millions
	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,706,026	261,226	15,671	5,951,581
Common stocks	661,796	1,897,439	304	2,558,931
Other	318,240	30,282	40	348,482

Total	6,686,062	2,188,947	16,015	8,858,994

Securities not practicable to determine fair value
Public and corporate bonds	20,253
Common stocks	71,941

Total	92,194

Public and corporate bonds included in available-for-sale represent 43% of Japanese bonds, and 57% of U.S., European and other bonds as of March 31, 2015, and 37% of Japanese bonds, and 63% of U.S., European and other bonds as of March 31, 2016. Listed stocks on the Japanese stock markets represent 88% and 90% of common stocks which are included in available-for-sale as of March 31, 2015 and 2016, respectively. Public and corporate bonds include government bonds, and “Other” includes investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material as of March 31, 2015 and 2016.

As of March 31, 2015 and 2016, maturities of public and corporate bonds included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥538,894 million, ¥113,348 million and ¥108,708 million for the years ended March 31, 2014, 2015 and 2016, respectively. On those sales, gross realized gains were ¥25,099 million, ¥17,912 million and ¥9,500 million and gross realized losses were ¥404 million, ¥161 million and ¥365 million, respectively.

During the years ended March 31, 2014, 2015 and 2016, Toyota recognized impairment losses on available-for-sale securities of ¥6,197 million, ¥2,578 million and ¥9,272 million, respectively, which are included in “Other income (loss), net” and other in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.